SCHEDULE OF SHORT-TERM LOANS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Short term advance	$ 2,421,050	$ 1,765,050
Chief Financial Officer [Member]
Short term advance	76,050	35,050
Chief Executive Officer [Member]
Short term advance	50,000	50,000
Bridge Investor [Member]
Short term advance	210,000	210,000
Autotelic [Member]
Short term advance	$ 2,085,000	$ 1,470,000